Net revenues	12 Months Ended
Dec. 31, 2024
Net Revenues
Net revenues

6	Net revenues

Accounting policy

Revenues represent the amount of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenues are shown net of value-added tax, returns, rebates and discounts, after eliminating sales between the consolidated companies.

The Company recognizes revenues when a performance obligation is satisfied by transferring a promised good or service to a customer. The asset is transferred when the customer obtains control of that asset.

To determine the point in time at which a customer obtains control of a promised asset the Company considers the following indicators: (i) the Company has a present right to payment for the asset; (ii) the customer has legal title to the asset; (iii) the Company has transferred physical possession of the asset; (iv) the customer has the significant risks and rewards of ownership of the asset; (v) the customer has accepted the asset.

Identification and timing of satisfaction of performance obligations

The Company has two distinct performance obligations included in certain sales contracts:

(i) the promise to provide goods to its customers; and (ii) the promise to provide freight and to contract insurance services to its customers.

Promise to provide goods: this performance obligation is satisfied when the control of such goods is transferred to the final customer, which is substantially determined based on the Incoterm agreed upon in each of the contracts with customers.

Promise to provide freight and contracting insurance services: this performance obligation is satisfied when the freight and insurance services contracted to customers are completed.

As a result of the distinct performance obligations identified, part of the Company’s revenues is presented as revenues from services. Cost related to revenues from services is presented as Cost of sales.

Revenues from the sale of goods and from freight and contracting insurance services are recognized at a point in time when control is transferred and when contracted services are provided. It is at this point that a trade receivable is recognized because only the passage of time is required before the consideration is due. The Company does not have any contract assets, which give right to consideration in exchange for goods or services that the Company has transferred to the customer, since all rights to consideration of the contracts are unconditional.

In 2024, revenues of USD 718,272 approximately 24% of the total gross revenues, (2023: USD 773,230 approximately 27%, and 2022: nil) are derived from two main customers. These revenues are attributed to both segments, mining and smelting.

Contractual obligations are an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration from the customer (or the payment is due) but the transfer has not yet been completed. For contracts where performance obligations are satisfied over a period of time, the stage of completion is required to calculate how much revenue should be recognized to date and revenue shall be deducted from the prepayment to the extent that performance obligations are delivered. Refer to note 29 for the specific accounting policy and information related to NEXA’s contractual obligations.

Determining the transaction price and the amounts allocated to performance obligations

The Company considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration that the Company expects to be entitled to receive in exchange for transferring promised goods or services to its customers. Transaction price is allocated to each performance obligation on a relative standalone selling price basis.

The transaction prices included in the Company’s sales contracts are mainly based on international prices references and subject to price adjustments based on the market price at the end of the relevant quotation period stipulated in the sales contract. These are referred to as provisional pricing arrangements which are subject to a monthly price adjustment as per the London Metal Exchange (LME) quotational periods. As of December 31, 2024, the pending price adjustments to be made were not material.

Additionally, the Company has a contractual obligation related to a long-term silver streaming arrangement linked to specific production of its Cerro Lindo mine. The Company received an upfront payment in advance of this specific production. The transaction price is linked to the silver production and spot market prices, which change over time and, therefore, it is accounted for as variable consideration. For more details about this streaming transaction see note 29.

(a)	Composition
(i)	Gross billing reconciliation

	2024	2023	2022
Gross billing	3,018,937	2,839,597	3,440,863
Billing from products	2,925,797	2,731,872	3,330,975
Billing from freight, contracting insurance services and others	93,140	107,725	109,888
Taxes on sales	(249,202)	(263,979)	(402,064)
Return of products sales	(3,254)	(2,385)	(4,809)
Net revenues	2,766,481	2,573,233	3,033,990

(ii)	Net revenues breakdown

	2024	2023	2022
Zinc	1,687,043	1,682,711	2,093,105
Lead	364,613	321,803	276,438
Copper	359,935	263,376	290,519
Silver	80,167	61,594	57,921
Other products	181,583	136,024	206,119
Freight, insurance services and others	93,140	107,725	109,888
Net revenues	2,766,481	2,573,233	3,033,990

Taxes on sales	249,202	263,979	402,064
Return of products sales	3,254	2,385	4,809
Gross billing	3,018,937	2,839,597	3,440,863

(b)	Information on geographical areas in which the Company operates

The geographical areas are determined based on the location of the Company’s customers. The net revenues of the Company, classified by geographical location and currency, are as follows:

(i)	Net revenues by geographical location

	2024	2023	2022
Peru	833,918	654,216	840,362
Brazil	601,041	559,786	846,571
Singapore	234,846	229,278	166,412
Switzerland	224,292	209,312	124,726
United States	166,904	168,965	174,526
Argentina	81,503	94,144	94,433
Chile	78,215	83,459	120,060
Luxembourg	71,285	78,474	95,252
United Kingdom	62,589	14,815	3,439
South Korea	60,423	39,985	32,406
Austria	42,758	47,919	48,676
Japan	39,712	32,054	71,370
South Africa	39,446	41,350	55,864
Colombia	31,209	36,066	64,013
Taiwan	30,455	26,901	65,036
Germany	23,222	16,274	3,764
Turkey	20,593	26,606	54,955
Vietnam	18,724	5,006	8,396
Ecuador	11,088	14,554	15,433
Belgium	9,011	19,824	17,905
China	7,570	65,910	-
Netherlands	5,457	16,045	13,623
Italy	4,153	9,479	9,586
Malaysia	3,361	18,738	26,033
Other	64,706	64,073	81,149
Net revenues	2,766,481	2,573,233	3,033,990

(ii)	Net revenues by currency

	2024	2023	2022
USD	2,239,869	2,050,053	2,251,866
Brazilian Real (“BRL”)	526,612	523,180	782,124
Net revenues	2,766,481	2,573,233	3,033,990